Related-Party Transactions - Additional Information (Details) $ in Millions		12 Months Ended
	Sep. 25, 2012 store	Dec. 31, 2016 USD ($) agreement $ / gal	Dec. 31, 2015 USD ($) store
Related Party Transaction [Line Items]
Number Of Agreements | agreement		2
Commercial Agreement Renewal Term		12 months
Receivables from affiliates		$ 3	$ 8
Philadelphia Energy Solutions Refining And Marketing [Member]
Related Party Transaction [Line Items]
Number Of Agreements | agreement		1
Merrill Lynch Commodities [Member]
Related Party Transaction [Line Items]
Number Of Agreements | agreement		1
PES [Member] | Cost of sales [Member] | Purchases [Member]
Related Party Transaction [Line Items]
Percentage of purchases from related party on total cost of sales		14.40%
Susser [Member]
Related Party Transaction [Line Items]
Profit margin | $ / gal		0.03
Commercial Agreement Distribution Agreement Term		10 years
Commercial Agreement Purchase Option Term	3 years
Commercial Agreement Number Of Convenience Stores In Purchase Option | store	75
Commercial Agreement Initial Term	15 years
Commercial Agreement Exclusive Distributor Term	10 years
Commercial Agreement Number Of Convenience Stores Sale Lease Back Transactions Completed | store			75
Sunoco Retail LLC [Member]
Related Party Transaction [Line Items]
Profit margin | $ / gal		0.04
Commercial Agreement Distribution Agreement Term		10 years
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Receivables from affiliates		$ 3	$ 8
Accounts payable to affiliates		109	15
Affiliated Entity [Member] | Sunoco LLC [Member]
Related Party Transaction [Line Items]
Receivables from affiliates		$ 87
Advances to affiliates			$ 366